Intangible assets - Possible changes of key assumptions (Details) - CGU Technology Solution - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue growth rate
Intangible assets
Decrease In Designated Risk Component	¥ (265,224)	¥ 597,067
Percentage of reasonably possible decrease in risk assumption	5.00%	5.00%
Profit Margin
Intangible assets
Decrease In Designated Risk Component	¥ (296,597)	¥ 886,786
Percentage of reasonably possible decrease in risk assumption	1.00%	1.00%
Long term growth rate.
Intangible assets
Decrease In Designated Risk Component	¥ (207,564)	¥ 1,039,101
Percentage of reasonably possible decrease in risk assumption	1.00%	1.00%
Pre-tax discount rate
Intangible assets
Increase In Designated Risk Component	¥ (230,342)	¥ 989,962
Percentage of reasonably possible increase in risk assumption	1.00%	1.00%